Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	5/15/2012
Transaction Month	7
30/360 Days	30
Actual/360 Days	29

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		September 16, 2011
Closing Date:		October 5, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,109,375,752.57	63,426	4.38%	55.82
Original Adj. Pool Balance:		$1,085,695,587.42

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$230,000,000.00	20.732%	0.34292%		October 15, 2012
Class A-2 Notes	Fixed	$315,000,000.00	28.394%	0.62000%		July 15, 2014
Class A-3 Notes	Fixed	$270,000,000.00	24.338%	0.83000%		December 15, 2015
Class A-4 Notes	Fixed	$189,260,000.00	17.060%	1.30000%		February 15, 2018
Total Securities		$1,004,260,000.00	90.525%

Overcollateralization		$81,435,587.42	7.341%
YSOA		$23,680,165.15	2.135%
Total Original Pool Balance		$1,109,375,752.57	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$18,892,472.47	0.0821412	$-	-	$18,892,472.47
Class A-2 Notes	$315,000,000.00	1.0000000	$306,447,295.04	0.9728486	$8,552,704.96
Class A-3 Notes	$270,000,000.00	1.0000000	$270,000,000.00	1.0000000	$-
Class A-4 Notes	$189,260,000.00	1.0000000	$189,260,000.00	1.0000000	$-
Total Securities	$793,152,472.47	0.7897880	$765,707,295.04	0.7624592	$27,445,177.44

Weighted Avg. Coupon (WAC)	4.39%		4.39%
Weighted Avg. Remaining Maturity (WARM)	49.92		49.02
Pool Receivables Balance	$908,028,939.04		$876,199,395.88
Remaining Number of Receivables	58,444		57,515

Adjusted Pool Balance	$890,083,609.64		$859,072,109.72

III. COLLECTIONS

Principal:
Principal Collections	$30,829,863.39
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$594,208.35
Total Principal Collections	$31,424,071.74

Interest:
Interest Collections	$3,266,049.30
Late Fees & Other Charges	$35,322.26
Interest on Repurchase Principal	$-
Total Interest Collections	$3,301,371.56

Collection Account Interest	$4,184.97
Reserve Account Interest	$761.58
Servicer Advances	$-

Total Collections	$34,730,389.85

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	5/15/2012
Transaction Month	7
30/360 Days	30
Actual/360 Days	29

IV. DISTRIBUTIONS

Total Collections	$34,730,389.85
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$34,730,389.85

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$756,690.78		$756,690.78	$756,690.78
Collection Account Interest					$4,184.97
Late Fees & Other Charges					$35,322.26
Total due to Servicer					$796,198.01

2. Class A Noteholders Interest:
Class A-1 Notes		$5,218.88		$5,218.88
Class A-2 Notes		$162,750.00		$162,750.00
Class A-3 Notes		$186,750.00		$186,750.00
Class A-4 Notes		$205,031.67		$205,031.67

Total interest:		$559,750.55		$559,750.55	$559,750.55

Available Funds Remaining:					$33,374,441.29

3. Principal Distribution Amount:					$27,445,177.44

	Distributable Amount	Paid Amount
Class A-1 Notes		$18,892,472.47
Class A-2 Notes		$8,552,704.96
Class A-3 Notes		$-
Class A-4 Notes		$-
Class A Notes Total:	27,445,177.44	$27,445,177.44
Total Noteholders Principal		$27,445,177.44

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			5,929,263.85

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,945,329.40
Beginning Period Amount	$17,945,329.40
Current Period Amortization	$818,043.23
Ending Period Required Amount	$17,127,286.16
Ending Period Amount	$17,127,286.16
Next Distribution Date Required Amount	$16,329,374.19

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,428,477.94
Beginning Period Amount	$5,428,477.94
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,428,477.94
Ending Period Amount	$5,428,477.94

VII. OVERCOLLATERALIZATION

Overcollateralization Target	11.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$ 96,931,137.17	$ 93,364,814.68	$ 93,364,814.68
Overcollateralization as a % of Adjusted Pool		10.89%	10.87%	10.87%

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Hyundai Auto Receivables Trust 2011-C
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	5/15/2012
Transaction Month	7
30/360 Days	30
Actual/360 Days	29

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.27%	57,095	99.16%	$868,801,235.27
30 - 60 Days	0.59%	337	0.68%	$5,916,571.43
61 - 90 Days	0.13%	74	0.15%	$1,334,009.46
91 + Days	0.02%	9	0.02%	$147,579.72
		57,515		$876,199,395.88
Total
Delinquent Receivables 61 + days past due	0.14%	83	0.17%	$1,481,589.18
Delinquent Receivables 61 + days past due	0.13%	74	0.14%	$1,309,964.48
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.16%	92	0.17%	$1,630,848.60
Three-Month Average Delinquency Ratio	0.14%		0.16%

Repossession in Current Period		45		$839,402.84
Repossession Inventory		53		$710,861.11

Charge-Offs
Gross Principal of Charge-Off for Current Period				$999,679.77
Recoveries				$(594,208.35)
Net Charge-offs for Current Period				$405,471.42

Beginning Pool Balance for Current Period				$908,028,939.04

Net Loss Ratio				0.54%
Net Loss Ratio for 1st Preceding Collection Period				0.36%
Net Loss Ratio for 2nd Preceding Collection Period				0.34%
Three-Month Average Net Loss Ratio for Current Period				0.41%

Cumulative Net Losses for All Periods				$1,784,374.73
Cumulative Net Losses as a % of Initial Pool Balance				0.16%

Principal Balance of Extensions				$2,401,565.14
Number of Extensions				124

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